Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS – 90.4%

Basic Materials – 7.2%
Ahlstrom Holding 3 Oy, 8.21%, (3-Month SOFR + 4.51%), 05/23/30(1)	$302,718	$299,529
Arc Falcon I, Inc., 10.75%, (1-Month SOFR + 7.10%), 09/30/29(1)	2,380,000	2,161,825
Arc Falcon I, Inc., 8.16%, (1-Month SOFR + 4.50%), 04/01/33(1)	2,110,000	1,983,400
Bakelite US Holdco, Inc., 7.45%, (3-Month SOFR + 3.75%), 12/23/31(1)	1,742,938	1,689,569
Chemours (The), Co., 7.15%, (1-Month SOFR + 3.50%), 10/15/32(1)	1,287,318	1,286,675
Consolidated Energy Finance SA, 8.16%, (3-Month SOFR + 4.50%), 11/15/30(1)	618,320	596,970
INEOS US Finance LLC, 6.90%, (1-Month SOFR + 3.25%), 02/19/30(1)	1,809,938	1,690,029
INEOS US Finance LLC, 6.65%, (1-Month SOFR + 3.00%), 02/07/31(1)	2,182,306	2,027,722
INEOS US Petrochem LLC, 7.90%, (1-Month SOFR + 4.25%), 10/07/31(1)	1,093,950	966,324
Magnera Corp., 7.92%, (3-Month SOFR + 4.25%), 11/04/31(1)	1,574,053	1,519,748
Mativ Holdings, Inc., 0.00%, (SOFR + 0.00%), 03/30/33(2)	310,000	308,063
Mativ Holdings, Inc., 8.15%, (1-Month SOFR + 4.50%), 03/30/33(1)	690,000	685,688
Natgasoline LLC, 9.17%, (3-Month SOFR + 5.50%), 03/29/30(1)	901,875	911,642
Spa US HoldCo, Inc., 7.96%, (3-Month SOFR + 4.26%), 02/04/28(1)	689,353	686,768
Spa US HoldCo, Inc., 7.96%, (1-Month SOFR + 4.26%), 02/04/28(1)	624,501	622,159
Total Basic Materials		17,436,111

Communications – 14.0%
2Degrees Group Ltd., 6.90%, (3-Month SOFR + 3.25%), 05/11/29(1)	489,286	491,324
Altice Financing SA, 8.67%, (3-Month SOFR + 5.00%), 10/31/27(1)(3)	1,085,093	831,257
AP Core Holdings II LLC, 9.27%, (1-Month SOFR + 5.61%), 09/01/27(1)	2,865,557	2,825,377
Cable One, Inc., 5.77%, (1-Month SOFR + 2.11%), 05/03/28(1)	373,578	354,783
Cengage Learning, Inc., 6.65%, (1-Month SOFR + 3.00%), 03/24/31(1)	672,538	659,961
Cengage Learning, Inc., 6.65%, (1-Month SOFR + 0.00%), 03/24/31(1)	395,452	388,057
Cogeco Communications USA II LP, 6.90%, (1-Month SOFR + 3.25%), 09/18/30(1)	1,169,873	1,111,590
Connect Finco SARL, 8.15%, (1-Month SOFR + 4.50%), 09/27/29(1)	2,074,774	2,084,235
Coral-US Co-Borrower LLC, 6.92%, (3-Month SOFR + 3.25%), 01/31/32(1)	1,070,000	1,069,775
Crown Subsea Communications Holding, Inc., 6.65%, (1-Month SOFR + 3.00%), 01/30/31(1)	891,000	898,333
Digital Media Solutions LLC, 0.00%, (3-Month SOFR + 0.00%), 05/25/26(1)(4)	37,454	0
Digital Media Solutions LLC, 15.43%, (3-Month SOFR + 0.00%), 05/25/26(1)(3) (4)	416,979	0
Security Description	Principal	Value
TERM LOANS (continued)

Communications (continued)
Directv Financing LLC, 9.18%, (3-Month SOFR + 5.51%), 08/02/29(1)	$1,189,842	$1,194,768
Directv Financing LLC, 9.16%, (3-Month SOFR + 5.50%), 02/17/31(1)	445,798	447,289
DMS Purchaser LLC, 11.15%, (1-Month SOFR + 7.50%), 02/28/30(1)(4)	182,935	186,758
Ensono, Inc., 7.77%, (1-Month SOFR + 4.11%), 05/26/28(1)	1,144,180	1,105,249
Galileo Parent, Inc., 8.12%, (6-Month SOFR + 4.50%), 02/25/33(1)	1,565,000	1,566,964
Level 3 Financing, Inc., 6.90%, (1-Month SOFR + 3.25%), 03/29/32(1)	2,210,000	2,220,255
Magnite, Inc., 6.65%, (1-Month SOFR + 3.00%), 02/06/31(1)	1,607,724	1,592,451
Neptune Bidco US, Inc., 8.77%, (3-Month SOFR + 5.10%), 02/03/33(1)	1,900,000	1,864,499
Nexstar Media, Inc., 6.40%, (1-Month SOFR + 2.75%), 03/18/33(1)	1,335,000	1,335,734
Summer BC Holdco B SARL, 8.96%, (3-Month SOFR + 5.00%), 02/15/29(1)	1,389,146	1,181,205
Telenet Financing USD LLC, 5.77%, (1-Month SOFR + 2.11%), 04/28/28(1)	1,730,000	1,724,109
TripAdvisor, Inc., 6.40%, (1-Month SOFR + 2.75%), 07/08/31(1)	847,331	796,068
Univision Communications, Inc, 0.00%, (SOFR + 0.00%), 01/31/29(2)	1,296,701	1,291,838
Viasat, Inc., 8.27%, (1-Month SOFR + 4.61%), 05/30/30(1)	914,207	918,106
Virgin Media Bristol LLC, 6.97%, (6-Month SOFR + 3.28%), 03/31/31(1)	1,900,000	1,782,637
Wasserman Media Group LLC, 6.15%, (1-Month SOFR + 2.50%), 06/23/32(1)	668,325	668,883
Zacapa SARL, 7.45%, (3-Month SOFR + 3.75%), 03/22/29(1)	3,440,407	3,455,459
Total Communications		34,046,964

Consumer, Cyclical – 12.0%
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 06/02/31(2)	169,575	166,537
Allwyn Entertainment Financing US LLC, 5.67%, (3-Month SOFR + 2.00%), 06/02/31(1)	1,346,933	1,322,803
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 11/24/32(2)	435,000	430,854
Allwyn Entertainment Financing US LLC, 6.16%, (3-Month SOFR + 2.50%), 11/24/32(1)	670,000	663,615
American Axle & Manufacturing, Inc., 6.91%, (3-Month SOFR + 3.35%), 02/03/33(1)	1,343,500	1,345,179
American Greetings Corp., 9.40%, (1-Month SOFR + 5.75%), 10/30/29(1)	1,125,909	1,125,909
Autokiniton US Holdings, Inc., 7.77%, (1-Month SOFR + 4.11%), 04/06/28(1)	1,711,791	1,696,633
Bombardier Produits Recreatifs, Inc., 0.00%, (SOFR + 0.00%), 01/22/31(2)	997,487	996,615
Boots Group Finco LP, 6.92%, (3-Month SOFR + 3.25%), 08/30/32(1)	842,888	848,817

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Cyclical (continued)
CWGS Group LLC, 0.00%, (SOFR + 0.00%), 06/03/28(2)	$310,000	$295,973
GBT US III LLC, 5.67%, (3-Month SOFR + 2.00%), 07/25/31(1)	1,016,305	1,007,864
Kingpin Intermediate Holdings LLC, 6.90%, (1-Month SOFR + 3.25%), 09/22/32(1)	1,047,375	918,747
OneSky Flight LLC, 6.42%, (1-Month SOFR + 2.75%), 02/04/33(1)	840,000	843,154
Oravel Stays Singapore Pte Ltd., 11.71%, (3-Month SOFR + 8.00%), 12/20/29(1)	1,983,178	2,031,518
Peer Holding III BV, 6.20%, (3-Month SOFR + 2.50%), 07/01/31(1)	676,438	679,143
Peer USA LLC, 5.95%, (3-Month SOFR + 2.25%), 09/29/32(1)	500,000	501,063
Restoration Hardware, Inc., 6.27%, (1-Month SOFR + 2.61%), 10/20/28(1)	307,225	303,122
Restoration Hardware, Inc., 7.00%, (1-Month SOFR + 3.35%), 10/20/28(1)	1,013,121	1,005,163
Sabre GLBL, Inc., 10.00%, (1-Month SOFR + 6.35%), 07/30/29(1)	1,780,842	1,468,766
Sabre GLBL, Inc., 9.75%, (1-Month SOFR + 6.10%), 11/15/29(1)	290,199	238,417
Six Flags Entertainment Corp., 5.65%, (1-Month SOFR + 2.00%), 05/01/31(1)	575,558	572,200
Tory Burch LLC, 0.00%, (SOFR + 0.00%), 04/17/31(2)	775,000	770,641
TRQ Sales LLC, 6.95%, (3-Month SOFR + 3.25%), 12/30/32(1)	1,310,000	1,288,713
Varsity Brands, Inc., 6.45%, (3-Month SOFR + 2.75%), 08/26/31(1)	992,513	992,140
Victra Holdings LLC, 7.45%, (3-Month SOFR + 3.75%), 03/29/29(1)	1,781,684	1,772,775
Voyager Parent LLC, 0.00%, (SOFR + 0.00%), 07/01/32(2)	305,000	305,480
Voyager Parent LLC, 7.95%, (3-Month SOFR + 4.25%), 07/01/32(1)	1,229,157	1,231,093
Weber-Stephen Products LLC, 7.44%, (3-Month SOFR + 3.75%), 10/01/32(1)	1,005,000	981,287
WH Borrower LLC, 8.16%, (1-Month SOFR + 4.50%), 02/20/32(1)	1,935,114	1,940,261
WH Borrower LLC, 8.19%, (1-Month SOFR + 0.00%), 02/20/32(1)	412,020	413,116
White Cap Supply Holdings LLC, 7.17%, (1-Month SOFR + 3.50%), 02/10/33(1)	940,000	934,713
Total Consumer, Cyclical		29,092,311

Consumer, Non-cyclical – 13.7%
A-AG US GSI Bidco, Inc., 8.70%, (3-Month SOFR + 5.00%), 10/31/31(1)	1,128,600	1,134,243
Aggreko Holdings, Inc., 6.66%, (3-Month SOFR + 3.00%), 05/21/31(1)	822,927	827,968
Aspire Bakeries Holdings LLC, 6.65%, (1-Month SOFR + 3.00%), 12/23/30(1)	594,000	598,087
Camelot US Acquisition LLC, 6.40%, (1-Month SOFR + 2.75%), 01/31/31(1)	1,020,000	960,391
Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Catawba Nation Gaming Authority, 0.00%, (SOFR + 0.00%), 03/29/32(1)	$155,000	$156,086
Catawba Nation Gaming Authority, 8.41%, (3-Month SOFR + 4.75%), 03/29/32(1)	1,035,000	1,042,250
First Advantage Holdings LLC, 6.45%, (3-Month SOFR + 2.75%), 10/31/31(1)	1,819,559	1,799,662
Froneri US, Inc., 6.13%, (6-Month SOFR + 2.50%), 08/02/32(1)	466,979	464,473
Froneri US, Inc., 5.88%, (6-Month SOFR + 2.25%), 09/30/32(1)	460,696	458,225
Golden State Foods LLC, 7.20%, (3-Month SOFR + 3.50%), 12/04/31(1)	987,525	993,386
Hopper Merger Sub, Inc., 0.00%, (SOFR + 0.00%), 04/07/33(2)	250,000	248,907
Hopper Merger Sub, Inc., 5.92%, (3-Month SOFR + 2.25%), 04/07/33(1)	1,225,000	1,219,647
ION Platform Finance US, Inc., 0.00%, (SOFR + 0.00%), 10/07/32(2)	85,000	68,394
ION Platform Finance US, Inc., 7.45%, (3-Month SOFR + 3.75%), 10/07/32(1)	1,385,000	1,114,426
Jupiter Buyer, Inc., 7.70%, (3-Month SOFR + 4.00%), 11/01/31(1)	1,147,103	1,153,556
LifePoint Health, Inc., 7.42%, (3-Month SOFR + 3.75%), 05/16/31(1)	2,665,559	2,658,069
NorthAB LLC, 6.20%, (3-Month SOFR + 2.50%), 11/24/28(1)	1,019,694	955,330
Nourish Buyer I, Inc., 7.67%, (3-Month SOFR + 4.00%), 07/09/32(1)	633,688	639,232
Opal US LLC, 6.70%, (3-Month SOFR + 3.00%), 04/28/32(1)	1,696,475	1,705,314
Primary Products Finance LLC, 6.93%, (3-Month SOFR + 3.25%), 04/01/29(1)	974,688	974,444
Primo Brands Corp., 6.45%, (3-Month SOFR + 2.75%), 03/31/31(1)	635,000	639,737
Priority Holdings LLC, 7.40%, (1-Month SOFR + 3.75%), 07/30/32(1)	1,840,013	1,790,793
Prometric Holdings, Inc., 7.40%, (1-Month SOFR + 3.75%), 06/25/32(1)	666,650	667,587
Savor Acquisition, Inc., 0.00%, (3-Month SOFR + 0.00%), 02/19/32(1)(5)	68,534	68,877
Savor Acquisition, Inc., 6.66%, (3-Month SOFR + 3.00%), 02/19/32(1)	721,017	724,622
Sazerac Co., Inc., 5.66%, (1-Month SOFR + 2.00%), 07/09/32(1)	728,175	728,630
Select Medical Corp., 0.00%, (SOFR + 0.00%), 12/31/31(2)	650,000	653,250
Team Health Holdings, Inc., 7.66%, (3-Month SOFR + 4.00%), 06/30/28(1)	1,176,127	1,179,344
Transnetwork LLC, 8.45%, (3-Month SOFR + 4.75%), 12/29/30(1)	989,873	905,734
TreeHouse Foods, Inc., 0.00%, (SOFR + 0.00%), 02/04/33(2)	330,000	333,147
TreeHouse Foods, Inc., 7.90%, (1-Month SOFR + 4.25%), 02/04/33(1)	655,000	661,245
TTF Lower Intermediate LLC, 7.38%, (6-Month SOFR + 3.75%), 07/18/31(1)	1,276,747	966,606

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Non-cyclical (continued)
University Support Services LLC, 6.40%, (1-Month SOFR + 2.75%), 02/10/29(1)	$1,405,550	$1,393,884
Veritiv Operating Co., 7.70%, (3-Month SOFR + 4.00%), 11/29/30(1)	971,015	942,336
Vestis Corp., 5.92%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,618,074	1,585,211
Wash Bidco, Inc., 6.90%, (1-Month SOFR + 3.25%), 09/10/32(1)	840,000	844,465
Total Consumer, Non-cyclical		33,257,558

Energy – 7.0%
Bayonne Energy Center LLC, 0.00%, (SOFR + 0.00%), 09/22/32(2)	9,860	9,880
Bayonne Energy Center LLC, 6.70%, (3-Month SOFR + 3.00%), 09/22/32(1)	863,328	865,128
Calcasieu Pass Funding LLC, 0.00%, (SOFR + 0.00%), 04/11/33(2)	220,000	220,962
Calcasieu Pass Funding LLC, 6.95%, (6-Month SOFR + 3.25%), 04/11/33(1)	500,000	502,188
CPPIB OVM Member US LLC, 5.95%, (3-Month SOFR + 2.25%), 08/20/31(1)	892,492	894,723
Deep Blue Operating I LLC, 6.41%, (1-Month SOFR + 2.75%), 10/01/32(1)	690,000	694,312
EMG Utica Midstream Holdings LLC, 7.20%, (3-Month SOFR + 3.50%), 04/01/30(1)	876,741	885,509
FR BR Holdings LLC, 7.95%, (3-Month SOFR + 4.25%), 10/09/30(1)	689,639	692,226
Freeport LNG Investments LLLP, 0.00%, (SOFR + 0.00%), 02/11/33(2)	620,000	621,745
Freeport LNG Investments LLLP, 6.93%, (3-Month SOFR + 3.25%), 02/11/33(1)	805,000	807,266
Goodnight Water Solutions Holdings LLC, 7.65%, (1-Month SOFR + 4.00%), 06/04/29(1)	2,399,483	2,411,481
NGL Energy Operating LLC, 7.15%, (1-Month SOFR + 3.50%), 03/11/33(1)	860,000	863,160
Oxbow Carbon LLC, 7.15%, (1-Month SOFR + 3.50%), 05/10/30(1)	1,911,793	1,922,546
Par Petroleum LLC, 6.93%, (3-Month SOFR + 3.25%), 02/28/30(1)	1,334,705	1,339,917
Rockpoint Gas Storage Partners, Inc., 6.20%, (3-Month SOFR + 2.50%), 09/18/31(1)	932,813	936,567
Third Coast Infrastructure LLC, 0.00%, (SOFR + 0.00%), 09/25/30(2)	1,500,000	1,509,375
Traverse Midstream Partners LLC, 0.00%, (SOFR + 0.00%), 04/21/33(1)	770,000	772,168
West Deptford Energy Holdings LLC, 7.65%, (1-Month SOFR + 4.00%), 07/23/32(1)	959,753	959,355
Total Energy		16,908,508

Financials – 12.9%
Apex Group Treasury LLC, 7.17%, (3-Month SOFR + 3.50%), 02/27/32(1)	1,153,747	1,087,407
Aretec Group, Inc., 6.65%, (1-Month SOFR + 3.00%), 08/09/30(1)	1,246,875	1,251,195
Security Description	Principal	Value
TERM LOANS (continued)

Financials (continued)
Asurion LLC, 9.02%, (1-Month SOFR + 5.36%), 01/20/29(1)	$790,935	$794,640
Asurion LLC, 7.90%, (1-Month SOFR + 4.25%), 09/19/30(1)	1,700,535	1,704,641
Asurion LLC, 7.91%, (3-Month SOFR + 4.25%), 09/19/30(1)	2,205,031	2,208,967
Asurion LLC, 7.41%, (1-Month SOFR + 3.75%), 03/11/33(1)	205,000	202,033
Blackhawk Network Holdings, Inc., 7.15%, (1-Month SOFR + 3.50%), 03/12/29(1)	887,775	880,961
Blackstone Mortgage Trust, Inc., 6.17%, (1-Month SOFR + 2.50%), 05/09/29(1)	199,257	200,253
Blackstone Mortgage Trust, Inc., 6.17%, (1-Month SOFR + 2.50%), 12/10/30(1)	509,733	510,370
Brookfield Properties Retail Holding LLC, 7.15%, (1-Month SOFR + 3.50%), 05/28/30(1)	878,363	882,890
CFC USA 2025 LLC, 7.18%, (3-Month SOFR + 3.50%), 07/01/32(1)	1,112,213	1,077,456
CRC Insurance Group LLC, 0.00%, (SOFR + 0.00%), 05/06/31(2)	465,000	462,675
DRW Holdings LLC, 7.15%, (1-Month SOFR + 3.50%), 06/26/31(1)	2,045,150	2,032,368
EIG Management Co. LLC, 8.65%, (1-Month SOFR + 5.00%), 05/17/29(1)	424,625	422,767
FinCo I LLC, 5.40%, (1-Month SOFR + 1.75%), 06/27/29(1)	784,595	784,803
First Eagle Holdings, Inc., 0.00%, (1-Month SOFR + 0.00%), 08/16/32(1)(5)	229,688	229,433
First Eagle Holdings, Inc., 7.20%, (3-Month SOFR + 3.50%), 08/16/32(1)	1,341,949	1,340,460
FNZ USA FinCo LLC, 8.66%, (3-Month SOFR + 5.00%), 11/05/31(1)	1,322,147	1,060,204
Franklin Square Holdings LP, 5.90%, (1-Month SOFR + 2.25%), 04/25/31(1)	1,715,608	1,595,516
Hightower Holding LLC, 6.41%, (3-Month SOFR + 2.75%), 02/03/32(1)	1,130,938	1,131,651
Hyperion Refinance Sarl, 6.40%, (1-Month SOFR + 2.75%), 02/15/31(1)	996,231	982,533
Jane Street Group LLC, 5.67%, (3-Month SOFR + 2.00%), 12/15/31(1)	476,542	476,304
Jump Financial LLC, 7.20%, (3-Month SOFR + 3.50%), 02/26/32(1)	992,513	997,475
Jupiter Borrower, Inc., 0.00%, (SOFR + 0.00%), 03/25/33(2)	1,390,000	1,396,950
LendingTree, Inc., 7.90%, (1-Month SOFR + 4.25%), 08/21/30(1)	2,014,875	1,991,361
Nexus Buyer LLC, 7.15%, (1-Month SOFR + 3.50%), 07/31/31(1)	809,692	795,441
Nexus Buyer LLC, 7.65%, (1-Month SOFR + 4.00%), 07/31/31(1)	746,250	734,310
OEG Borrower LLC, 7.19%, (3-Month SOFR + 3.50%), 06/30/31(1)	1,477,500	1,488,581
Osaic Holdings, Inc., 6.20%, (3-Month SOFR + 2.50%), 07/30/32(1)	1,250,000	1,251,531

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Financials (continued)
Superannuation & Investments US LLC, 6.15%, (1-Month SOFR + 2.50%), 12/01/28(1)	$651,973	$655,132
VFH Parent LLC, 6.15%, (1-Month SOFR + 2.50%), 06/21/31(1)	694,751	698,225
Total Financials		31,328,533

Industrials – 9.5%
AMG Critical Materials NV, 7.27%, (1-Month SOFR + 3.61%), 11/30/28(1)	1,344,950	1,356,725
Clue Opco LLC, 8.16%, (3-Month SOFR + 4.50%), 12/19/30(1)	1,308,822	1,303,764
Cobham Ultra SeniorCo Sarl, 7.79%, (6-Month SOFR + 4.18%), 08/03/29(1)	710,308	714,527
Columbus McKinnon Corp., 0.00%, (SOFR + 0.00%), 02/03/33(2)	500,000	501,460
Columbus McKinnon Corp., 7.20%, (3-Month SOFR + 3.50%), 02/03/33(1)	618,117	619,922
Creation Technologies, Inc., 9.44%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,319,940	1,312,522
Dynamo US Bidco, Inc., 6.91%, (1-Month SOFR + 3.25%), 09/30/31(1)	1,480,059	1,328,353
Gibraltar Industries, Inc., 5.90%, (1-Month SOFR + 0.00%), 02/02/33(1)	33,542	33,584
Gibraltar Industries, Inc., 5.91%, (1-Month SOFR + 2.25%), 02/02/33(1)	771,458	772,423
HDI Aerospace Intermediate Holding III Corp., 7.42%, (3-Month SOFR + 3.75%), 02/11/32(1)	1,683,000	1,692,812
Jennmar Intermediate III LLC, 8.67%, (1-Month SOFR + 5.00%), 12/16/30(1)	809,938	803,863
LSF11 Trinity Bidco, Inc., 6.15%, (1-Month SOFR + 2.50%), 06/14/30(1)	1,500,677	1,504,428
Owens-Illinois Group, Inc., 6.65%, (1-Month SOFR + 3.00%), 09/30/32(1)	1,376,550	1,361,064
PAC Aviation International, Inc., 6.91%, (3-Month SOFR + 3.25%), 10/28/30(1)	1,197,000	1,187,771
Pregis TopCo LLC, 0.00%, (SOFR + 0.00%), 02/01/29(2)	780,000	781,100
Quikrete Holdings, Inc., 5.90%, (1-Month SOFR + 2.25%), 04/14/31(1)	738,027	739,340
Quikrete Holdings, Inc., 5.90%, (1-Month SOFR + 2.25%), 02/10/32(1)	321,750	322,384
Rand Parent LLC, 6.70%, (3-Month SOFR + 3.00%), 03/18/30(1)	1,770,731	1,780,089
Sword Purchases LLC, 7.65%, (1-Month SOFR + 4.00%), 04/11/33(1)	1,435,000	1,395,537
Tidal Waste & Recycling Holdings LLC, 6.45%, (3-Month SOFR + 2.75%), 10/24/31(1)	1,097,230	1,101,054
TransDigm, Inc., 6.15%, (1-Month SOFR + 2.50%), 08/19/32(1)	940,275	942,941
TransDigm, Inc., 0.00%, (SOFR + 0.00%), 02/10/33(1)	1,375,000	1,378,829
Total Industrials		22,934,492
Security Description	Principal	Value
TERM LOANS (continued)

Technology – 11.8%
Ahead DB Holdings LLC, 6.20%, (3-Month SOFR + 2.50%), 02/01/31(1)	$950,382	$943,848
Bingo Holdings I LLC, 8.45%, (1-Month SOFR + 4.75%), 06/30/32(1)	1,048,050	1,039,535
Bingo Holdings I LLC, 8.45%, (3-Month SOFR + 4.75%), 06/30/32(1)	136,000	134,895
Boxer Parent Co., Inc., 6.67%, (3-Month SOFR + 3.00%), 07/30/31(1)	1,392,965	1,293,424
Calabrio, Inc., 7.67%, (3-Month SOFR + 4.00%), 11/26/32(1)	1,235,000	975,267
Cloud Software Group, Inc., 6.95%, (3-Month SOFR + 3.25%), 03/21/31(1)	725,770	673,380
Cloud Software Group, Inc., 6.95%, (3-Month SOFR + 3.25%), 08/13/32(1)	1,455,795	1,350,934
Clover Holdings 2 LLC, 7.40%, (1-Month SOFR + 3.75%), 12/09/31(1)	980,100	956,823
Cyberswift BV, 7.68%, (3-Month SOFR + 4.00%), 10/08/32(1)	1,100,000	1,080,288
Darktrace Finco US LLC, 6.93%, (3-Month SOFR + 3.25%), 10/09/31(1)	1,301,850	1,227,273
Dayforce Bidco LLC, 6.66%, (3-Month SOFR + 3.00%), 02/04/33(1)	595,000	562,796
Finastra USA, Inc., 7.42%, (3-Month SOFR + 3.75%), 09/15/32(1)	1,590,000	1,518,204
Foundever Worldwide Corp., 7.71%, (3-Month SOFR + 4.01%), 08/28/28(1)	488,491	244,245
Indy US Holdco LLC, 5.90%, (1-Month SOFR + 2.25%), 10/31/30(1)	1,419,275	1,420,162
Inmar, Inc., 8.16%, (3-Month SOFR + 4.50%), 10/30/31(1)	148,016	141,601
Inmar, Inc., 8.20%, (3-Month SOFR + 0.00%), 10/30/31(1)	131,364	125,671
Inmar, Inc., 8.20%, (1-Month SOFR + 4.50%), 10/30/31(1)	370,039	354,003
Inmar, Inc., 8.20%, (3-Month SOFR + 4.50%), 10/30/31(1)	277,529	265,502
MaxLinear, Inc., 6.02%, (1-Month SOFR + 2.25%), 06/23/28(1)	1,201,483	1,192,471
Mermaid Bidco, Inc., 6.91%, (3-Month SOFR + 3.25%), 07/03/31(1)	1,850,451	1,815,755
Modena Buyer LLC, 7.91%, (3-Month SOFR + 4.25%), 07/01/31(1)	993,805	902,017
OAK-Eagle Acquireco, Inc., 0.00%, (SOFR + 0.00%), 03/24/33(1)	1,695,000	1,697,542
Perforce Software, Inc., 8.40%, (1-Month SOFR + 4.75%), 07/02/29(1)	492,457	319,967
Perforce Software, Inc., 8.40%, (1-Month SOFR + 4.75%), 03/21/31(1)	491,250	317,932
Pitney Bowes, Inc., 7.45%, (3-Month SOFR + 3.75%), 03/19/32(1)	2,979,368	2,978,758
Red Planet Borrower LLC, 7.65%, (1-Month SOFR + 4.00%), 09/08/32(1)	618,450	615,599
Synechron, Inc., 7.45%, (3-Month SOFR + 3.75%), 10/03/31(1)	999,950	924,119
team.blue Finco SARL, 6.95%, (3-Month SOFR + 3.25%), 07/12/32(1)	611,609	582,050

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Technology (continued)
Thryv, Inc., 0.00%, (SOFR + 0.00%), 05/01/29(2)	$695,000	$685,878
Thryv, Inc., 10.40%, (1-Month SOFR + 6.75%), 05/01/29(1)	94,500	93,260
UKG, Inc., 6.16%, (3-Month SOFR + 2.50%), 02/10/31(1)	2,126,069	2,055,122
Total Technology		28,488,321

Utilities – 2.3%
Eastern Power LLC, 8.40%, (1-Month SOFR + 4.75%), 04/03/29(1)	1,292,310	1,300,251
Hunterstown Generation LLC, 6.70%, (3-Month SOFR + 3.00%), 11/06/31(1)	546,833	549,909
Lackawanna Energy Center LLC, 0.00%, (SOFR + 0.00%), 08/05/32(2)	1,034,647	1,039,820
MRP Buyer LLC, 6.94%, (3-Month SOFR + 0.00%), 05/24/32(1)	68,603	68,946
MRP Buyer LLC, 6.95%, (3-Month SOFR + 3.25%), 05/24/32(1)	1,350,472	1,357,224
MRP Buyer LLC, 6.95%, (3-Month SOFR + 3.25%), 06/04/32(1)	103,619	104,137
Talen Energy Supply LLC, 6.15%, (3-Month SOFR + 2.50%), 05/17/30(1)	268,595	269,839
Talen Energy Supply LLC, 6.15%, (3-Month SOFR + 2.50%), 12/12/31(1)	864,063	868,305
Total Utilities		5,558,431
Total Term Loans
(Cost $222,314,797)		219,051,229

CORPORATE BONDS – 3.2%
Communications – 0.6%
Cable One, Inc., 4.00%, 11/15/30(5)	720,000	502,627
Gray Television, Inc., 4.75%, 10/15/30(6)	300,000	240,408
Stagwell Global LLC, 5.63%, 08/15/29(6)	680,000	647,285
Total Communications		1,390,320

Consumer, Non-cyclical – 0.7%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(6)	2,000,000	1,781,649

Energy – 0.9%
Transocean International Ltd., 7.50%, 04/15/31	2,000,000	2,061,548

Industrials – 1.0%
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/34(6)	2,500,000	2,474,334

Total Corporate Bonds
(Cost $7,882,936)		7,707,851

FOREIGN BONDS – 0.8%†

Basic Materials – 0.4%
Consolidated Energy Finance SA, 12.00%, 02/15/31 (Switzerland)(6)	840,000	862,050
Security Description	Principal	Value
FOREIGN BONDS (continued)

Financials – 0.4%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(6)	$1,000,000	$1,021,398

Total Foreign Bonds
(Cost $1,882,529)		1,883,448

ASSET BACKED SECURITY – 0.5%
Mountain View CLO XVII Ltd., Class D2R, Series 2025-1A (Cayman Islands), 8.17%, (3-Month SOFR + 4.50%), 10/15/38(1)(6)	1,190,000	1,195,341
Total Asset Backed Security
(Cost $1,190,000)		1,195,341

	Shares	Value
AFFILIATED EXCHANGE TRADED FUND - 0.2%
Debt Fund - 0.2%
Virtus Seix AAA Private Credit CLO ETF	24,000	598,200
Total Affiliated Exchange Traded Fund
(Cost $600,240)		598,200

COMMON STOCKS - 0.0%(7)
Communications - 0.0%(7)
Digital Media Solutions, Inc.* (4)	1,585	10,049
Financials - 0.0%(7)
Altisource Portfolio Solutions SA*	403	2,680
Total Common Stocks
(Cost $64,094)		12,729
TOTAL INVESTMENTS - 95.1%
(Cost $233,934,596)		230,448,798
Other Assets in Excess of Liabilities - 4.9%		11,793,748
Net Assets - 100.0%		$242,242,546

†	Principal disclosed in USD unless otherwise stated.
*	Non-income producing security.
(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(2)	The loan will settle after April 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	Security in default, no interest payments are being received.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or portion of this security is subject to unfunded loan commitments.
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $8,725,092, or 3.6% of net assets.
(7)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2026 (unaudited)

Abbreviations:
SOFR — Secured Overnight Financing Rate

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$218,864,471	$186,758	$219,051,229
Corporate Bonds	—	7,707,851	—	7,707,851
Foreign Bonds	—	1,883,448	—	1,883,448
Asset Backed Security	—	1,195,341	—	1,195,341
Affiliated Exchange Traded Fund	598,200	—	—	598,200
Common Stocks	2,680	—	10,049	12,729
Total	$600,880	$229,651,111	$196,807	$230,448,798

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026